Other operating income and expenses	12 Months Ended
Dec. 31, 2024
Other operating income and expenses
Other operating income and expenses

Note 21. Other operating income and expenses

Other operating income and expenses break down as follows:

	Years ended December 31,
In thousands of euros	2022	2023	2024
Reversal of provisions - tax litigation	180	—	—
Reversal of provisions - AMR penalties	114	—	—
Disposals of financial assets	—	—	160
Total other operating income	294	—	160
Disposals of assets	(9)	—	(10)
Impairment of fixed assets	—	—	(1,787)
Inventory impairment	—	—	(372)
Penalties	—	—	(40)
Late payment interest on CIR 2013-2015	(123)	—	—
Transaction costs	(121)	(44)	(1,560)
Total other operating expenses	(254)	(44)	(3,769)
Other operating income (expenses)	40	(44)	(3,609)

During the year 2024, other operating expenses increased by €3.6 million compared to 2023, this raise is mainly due to €1.8 million impairment of fixed assets, €0.4 million inventory impairment and €1.6 million transaction costs.

During 2023, other operating income and expenses are exclusively due to transaction costs.